Risks and Financial Instruments - Summary of the financial assets and financial liabilities measured at fair value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	R$ 12,457,192	R$ 6,303,889
Financial liabilities, fair value	11,799,983	19,985,562
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	963,193	2,518,955
Financial liabilities, fair value	7,732,457	3,747,091
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Financial liabilities, fair value	89,640
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	5,898,850	3,747,091
Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	13,812,360	19,757,883
Cash and bank [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	111,797	334,547
Cash and bank [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and bank [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Cash and cash equivalents, Fixed-income securities in local currency [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	5,204,766	0
Cash and cash equivalents, Fixed-income securities in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	1,943,164
Cash and cash equivalents, Fixed-income securities in local currency [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Cash and cash equivalents, Fixed-income securities in foreign currency [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	305,206	2,363
Cash and cash equivalents, Fixed-income securities in foreign currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Cash and cash equivalents, Fixed-income securities in foreign currency [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Financial investments, Fixed-income securities and funds in local currency [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	1,607,608
Financial investments, Fixed-income securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	406,683	0
Financial investments, Fixed-income securities and funds in local currency [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Financial investments, Fixed-income securities and funds in foreign currency [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Financial investments, Fixed-income securities and funds in foreign currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	103,239
Financial investments, Fixed-income securities and funds in foreign currency [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Foreign exchange, interest rate and commodity hedging instrument assets [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Foreign exchange, interest rate and commodity hedging instrument assets [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	556,510	472,552
Foreign exchange, interest rate and commodity hedging instrument assets [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Trade Receivables [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	4,504,245	3,367,012
Trade Receivables [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Trade Receivables [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Reseller Financing [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,234,613	992,359
Reseller Financing [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0	0
Reseller Financing [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Loan financing liabilities [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	3,971,551	8,380,088
Loan financing liabilities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	1,216,341	1,011,374
Loan financing liabilities [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Loan financing liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,216,341	1,011,374
Loan financing liabilities [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Loan financing liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	3,973,816	8,082,323
Debentures [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	4,529,439
Debentures [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	5,949,028	2,487,244
Debentures [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Debentures [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	3,575,195	2,487,244
Debentures [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Debentures [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	2,460,698	4,599,525
Lease payable [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		1,348,311
Lease payable [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		0
Lease payable [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value		0
Lease payable [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value		0
Lease payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value		1,348,311
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	524,312	197,177
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	524,312	197,177
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Foreign exchange, interest rate and commodity hedging instrument liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	4,710,952	5,727,724
Trade payables [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Trade payables [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Trade payables [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	4,710,952	5,727,724
Trade payables – reverse factoring [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	2,666,894
Trade payables – reverse factoring [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Trade payables – reverse factoring [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Trade payables – reverse factoring [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0
Trade payables – reverse factoring [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0
Trade payables – reverse factoring [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	2,666,894
Stock warrant – indemnification [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0	0
Stock warrant – indemnification [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	42,776	51,296
Stock warrant – indemnification [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Stock warrant – indemnification [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	42,776	51,296
Stock warrant – indemnification [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Stock warrant – indemnification [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Financial liabilities of customers [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,096,565
Financial liabilities, fair value	450,586
Financial liabilities of customers [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Financial liabilities, fair value	0
Financial liabilities of customers [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	0
Financial liabilities, fair value	0
Financial liabilities of customers [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	450,586
Financial liabilities of customers [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0
Financial liabilities of customers [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0
Contingent consideration [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Contingent consideration [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	0
Contingent consideration [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	89,640
Contingent consideration [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	89,640
Contingent consideration [member] | Financial liabilities measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0
Contingent consideration [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	963,193	2,082,523
Financial assets at fair value through profit or loss, category [member] | Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents, Fixed-income securities in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents, Fixed-income securities in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	2,363
Financial assets at fair value through profit or loss, category [member] | Financial investments, Fixed-income securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	406,683	1,607,608
Financial assets at fair value through profit or loss, category [member] | Financial investments, Fixed-income securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Foreign exchange, interest rate and commodity hedging instrument assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	556,510	472,552
Financial assets at fair value through profit or loss, category [member] | Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Financial liabilities of customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	2,046,403
Financial assets at fair value through other comprehensive income, category [member] | Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Cash and cash equivalents, Fixed-income securities in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	1,943,164
Financial assets at fair value through other comprehensive income, category [member] | Cash and cash equivalents, Fixed-income securities in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Financial investments, Fixed-income securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Financial investments, Fixed-income securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	103,239
Financial assets at fair value through other comprehensive income, category [member] | Foreign exchange, interest rate and commodity hedging instrument assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through other comprehensive income, category [member] | Financial liabilities of customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	12,486,295	4,771,576
Financial assets at amortised cost, category [member] | Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	111,797	334,547
Financial assets at amortised cost, category [member] | Cash and cash equivalents, Fixed-income securities in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	5,204,766	0
Financial assets at amortised cost, category [member] | Cash and cash equivalents, Fixed-income securities in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	305,206	0
Financial assets at amortised cost, category [member] | Financial investments, Fixed-income securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member] | Financial investments, Fixed-income securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member] | Foreign exchange, interest rate and commodity hedging instrument assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member] | Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	4,533,327	3,438,995
Financial assets at amortised cost, category [member] | Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,234,634	R$ 998,034
Financial assets at amortised cost, category [member] | Financial liabilities of customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	R$ 1,096,565